Expense Example {- Fidelity® Value Fund} - 10.31 Fidelity Value Fund K PRO-07 - Fidelity® Value Fund - Fidelity Value Fund-Class K	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591